Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Inventory [Line Items]
Raw materials	$ 46,589	$ 40,742
Work-in-progress	31,896	30,478
Finished goods	31,614	23,470
Total inventories	$ 110,099	$ 94,690